Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 707,801,403	$ 683,216,744
Cash flow	(27,433,489)	(61,390,813)
Foreing currency exchange and other	17,516,985	85,975,472
Ending balance	$ 697,884,899	$ 707,801,403